Proposed Public Offering (Details) - USD ($)		1 Months Ended	9 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021
Initial Public Offering (Details) [Line Items]
Sale of shares	34,500,000
Price per share unit	$ 10.00	$ 10.00
Gross proceeds	$ 345,000,000	$ 6,000,000
Underwriting fee			$ 6,900,000
Additional fee	$ 12,075,000
Price per unit		$ 11.50	$ 11.50
Number of shares issuable per warrant			1
Warrants exercisable term from completion of initial Business Combination			30 days
Exercisable term from closing of IPO			12 months
Warrants expiration term			5 years
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares	4,500,000	347,500,000
Gross proceeds	$ 345,000,000	$ 6,900,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares	34,500,000	30,000,000
Gross proceeds		$ 10,000,000
Underwriting fee	$ 6,900,000
Number of shares in a unit	1
Number of redeemable warrants in a unit	0.33	0.33
Number of shares issuable per warrant	1
Warrants exercisable term from completion of initial Business Combination	30 days	30 days
Exercisable term from closing of IPO	12 months	12 months
Warrants expiration term	5 years	5 years
IPO [Member] | Class A Common Stock
Initial Public Offering (Details) [Line Items]
Number of shares in a unit		1
Number of shares issuable per warrant		1